Financial instruments-Risk management and fair value - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Mark to market derivative income (expense)	$ 0	$ 0
Debt including current maturities	1,425,633	1,163,900
Investments at Fair Value	$ 124,700	$ 0
Interest rate and cashflow risk [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate on derivatives	100.00%
Change in interest expense	$ 2,800
Increase decrease in fair value of debt	$ 100
Brazil, Brazil real [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	8.10%	9.50%
Colombia, pesos [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	13.60%	9.10%
Argentina, pesos [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	2.00%	4.00%
Mexico, pesos [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign currency risk revenue	2.50%	2.90%
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign exchange risk revenue	65.80%
Percentage of foreign exchange risk expenses	80.40%
Borrowing due through 2033 [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 896,607
Fixed interest rates	0.97% to 3.70%
Fixed Rated Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 894,000
Variable Rated Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Debt including current maturities	$ 285,400
Fuel derivative instruments [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument hypothetical increases percentage	10.00%
Fuel derivative instruments [member] | 2022 projection [member]
Disclosure of detailed information about financial instruments [line items]
Derivative instrument expense increase	$ 62,000